As filed with the Securities and Exchange Commission on May 20, 2020

Registration Nos. 333-53432 811-10263

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER
THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	
Post-Effective Amendment No. 81	☒
and
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 83	☒

(Check appropriate box or boxes)

GUIDESTONE FUNDS

(Exact name of registrant as specified in charter)

5005 Lyndon B Johnson Freeway, Suite 2200

Dallas, TX 75244-6152

(Address of Principal Executive Offices)

(Zip Code)

Registrant's Telephone Number, including Area Code: (214) 720-4640

Copies to:
Matthew A. Wolfe, Esq.	Alison M. Fuller, Esq.
GuideStone Financial Resources of the Southern	Stradley Ronon Stevens & Young, LLP
Baptist Convention	2000 K Street, N.W., Suite 700
5005 Lyndon B Johnson Freeway, Suite 2200	Washington, DC 20006-1871
Dallas, TX 75244-6152	Telephone: (202) 419-8412
(Name and Address of Agent for Service)

It is proposed that this filing will become effective

☒immediately upon filing pursuant to paragraph (b)  on (date) pursuant to paragraph (b)

 60 days after filing pursuant to paragraph (a)(1)

 on (date) pursuant to paragraph (a)1

 75 days after filing pursuant to paragraph (a)(2)

 on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended ("1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of the Amendment to the Registration Statement on Form N-1A, pursuant to Rule 485(b) under the 1933 Act, and has duly caused this Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Dallas, State of Texas, on the 20th day of May 2020.

GUIDESTONE FUNDS

By: /s/ John R. Jones

John R. Jones

President

Pursuant to the requirements of the 1933 Act, the following persons in the capacities and on the dates indicated have signed this Registration Statement below.

William Craig George*	Trustee, Chairman of the Board	May 20, 2020
William Craig George
Thomas G. Evans*	Trustee	May 20, 2020
Thomas G. Evans
Randall T. Hahn, D.Min.*	Trustee	May 20, 2020
Randall T. Hahn, D.Min.
Barry D. Hartis*	Trustee	May 20, 2020
Barry D. Hartis
Grady R. Hazel*	Trustee	May 20, 2020
Grady R. Hazel
David B. McMillan*	Trustee	May 20, 2020
David B. McMillan
Franklin R. Morgan*	Trustee	May 20, 2020
Franklin R. Morgan
John R. Morris*	Trustee	May 20, 2020
John R. Morris
Ronald D. Murff*	Trustee	May 20, 2020
Ronald D. Murff
/s/ Patrick Pattison	Vice President and Treasurer	May 20, 2020
Patrick Pattison	(principal financial officer)
*By: /s/ John R. Jones	Attorney-in-Fact	May 20, 2020

John R. Jones

Exhibit Index
EXHIBIT NO.	DESCRIPTION

EX-101.ins	XBRL Instance Document
EX-101.sch	XBRL Taxonomy Extension Schema Document
EX-101.cal	XBRL Taxonomy Extension Calculation Linkbase Document
EX-101.lab	XBRL Taxonomy Extension Labels Linkbase
EX-101.pre	XBRL Taxonomy Extension Presentation Linkbase Document
EX-101.def	XBRL Taxonomy Extension Definition Linkbase